Notes Payable (Details) - Part 1.1 - USD ($)					1 Months Ended		9 Months Ended		12 Months Ended
	Sep. 08, 2022	Aug. 31, 2022	Jul. 14, 2021	Jul. 14, 2021	Oct. 29, 2021	Oct. 29, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	May 15, 2020	Apr. 30, 2020
Notes Payable (Details) - Part 1.1 [Line Items]
Principal amount			$ 2,000,000				$ 7,609,514	$ 500,000
Net loan proceeds			$ 1,948,234
Short term note			The Short-Term Note has a term of one (1) year, provides for payments of interest only at a rate of twelve percent (12%) per annum and may be prepaid without penalty commencing nine (9) months after its issuance date.
Capitalized amount									$ 20,000
Interest charges									$ 4,134	$ 23,727	$ 1,653,859	$ 347,661
Interest charges										$ 112,348
Proceeds from Subordinated Short-term Debt	$ 500,000
Renovation improvements cost					$ 750,000	$ 750,000
Principal Amount Of Promissory Note					$ 750,000	$ 750,000
Notes Payable [Member]
Notes Payable (Details) - Part 1.1 [Line Items]
Interest rate			12.00%	12.00%
Short-Term Debt [Member]
Notes Payable (Details) - Part 1.1 [Line Items]
Prepayment penalty due, percentage				0.50%
Notes Payable, Other Payables [Member]
Notes Payable (Details) - Part 1.1 [Line Items]
Prepayment penalty due, percentage				0.50%
Principal Amount Of Promissory Note							$ 5,000,000
Investor [Member] | Notes Payable [Member] | Securities Purchase Agreement [Member]
Notes Payable (Details) - Part 1.1 [Line Items]
Interest rate			12.00%	12.00%
SGB Development Corp. (“SG DevCorp”) [Member] | Notes Payable, Other Payables [Member]
Notes Payable (Details) - Part 1.1 [Line Items]
Prepayment penalty due, percentage		9.75%
Principal amount		$ 148,300
Maturity date		Sep. 01, 2023